Capital Management, Corporate Governance Transparency Policy and Risk Management - Summary of Minimum Capital Requirements Measured on Consolidated Basis (Detail)	Dec. 31, 2025 ARS ($)
Disclosure of minimum capital requirements [line items]
Minimum capital requirements	$ 1,316,638,136	[1]
Computable equity	4,930,959,442
Capital surplus	$ 3,614,321,306

[1]	Regarding the maximum limits established by the BCRA for “Credit Graduation” measured on an individual basis, in September 2025 the Bank observed an excess of 661,197 on the basis of the monthly average. This excess was transferred as an increase in requirement by minimum capital credit risk, without generated a non-compliance of such prudential regulation. As of the date of issuance of these consolidated Financial Statements, the aforementioned situation has been regularized.